Vessels in Operation (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Vessels in Operation, Less Accumulated Depreciation

	Vessel Cost, as adjusted for	Accumulated	Net Book
	impairment charges	Depreciation	Value
As of January 1, 2017	$916,809	$(209,481)	$707,328

Additions	310	—	310
Depreciation	—	(33,494)	(33,494)
Impairment loss	(182,585)	94,961	(87,624)

As of December 31, 2017	$734,534	$(148,014)	$586,520

Additions	11,675	—	11,675
Acquisitions through the Poseidon Transaction	617,522	—	617,522
Depreciation	—	(31,117)	(31,117)
Impairment loss	(139,354)	67,520	(71,834)

As of December 31, 2018	$1,224,377	$(111,611)	$1,112,766